Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 639,343,370		$ 640,000,720	$ 676,343,198
Additions	198,788,458		238,821,559	240,263,874
Retirements	(106,489,087)		(112,234,066)	(106,977,930)
Business combinations	1,053,921		10,919,581	143,016
Revaluation adjustments	107,152,628
Effect of translation of foreign subsidiaries	(1,598,974)		(23,371,038)	(40,655,711)
Depreciation of the year	(115,320,685)		(114,793,386)	(129,115,727)
Ending balance	722,929,631	$ 36,239	639,343,370	640,000,720
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,319,587,687		1,285,672,457	1,303,278,914
Additions	198,788,458		238,821,559	240,263,874
Retirements	(143,373,691)		(138,455,063)	(140,581,001)
Business combinations	1,053,921		10,919,581	143,016
Revaluation adjustments	107,152,628
Transfers	(62,050,212)
Effect of translation of foreign subsidiaries	(65,357,954)		(77,370,847)	(117,432,346)
Ending balance	1,355,800,837		1,319,587,687	1,285,672,457
Cost [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	990,673,603		969,195,936	989,665,946
Additions	90,387,449		82,992,062	68,900,443
Retirements	(19,574,391)		(13,417,360)	(1,610,246)
Business combinations	996,974		9,572,805	128,246
Revaluation adjustments	107,152,628
Transfers	(62,050,212)
Effect of translation of foreign subsidiaries	(49,993,808)		(57,669,840)	(87,888,453)
Ending balance	1,057,592,243		990,673,603	969,195,936
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50,801,253		57,130,326	62,584,189
Additions	570,062		1,530,677	4,429,433
Retirements	(2,853,037)		(4,025,222)	(3,987,671)
Business combinations			115,935	8,874
Effect of translation of foreign subsidiaries	369,300		(3,950,463)	(5,904,499)
Ending balance	48,887,578		50,801,253	57,130,326
Cost [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162,340,564		149,809,137	150,315,807
Additions	17,474,218		26,881,611	25,268,252
Retirements	(14,454,598)		(7,594,735)	(13,377,798)
Business combinations	55,848		1,021,051	2,578
Effect of translation of foreign subsidiaries	(8,393,187)		(7,776,500)	(12,399,702)
Ending balance	157,022,845		162,340,564	149,809,137
Cost [member] | Construction in process and advances plant suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	81,539,174		81,092,529	74,121,374
Additions	59,635,316		82,640,305	92,285,397
Retirements	(68,661,847)		(76,892,011)	(76,978,798)
Business combinations	1,099		209,790	1,379
Effect of translation of foreign subsidiaries	(5,011,829)		(5,511,439)	(8,336,823)
Ending balance	67,501,913		81,539,174	81,092,529
Cost [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,233,093		28,444,529	26,591,598
Additions	30,721,413		44,776,904	49,380,349
Retirements	(37,829,818)		(36,525,735)	(44,626,488)
Business combinations				1,939
Effect of translation of foreign subsidiaries	(2,328,430)		(2,462,605)	(2,902,869)
Ending balance	24,796,258		34,233,093	28,444,529
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	680,244,317		645,671,737	626,935,716
Retirements	(36,884,604)		(26,220,997)	(33,603,071)
Transfers	(62,050,212)
Effect of translation of foreign subsidiaries	(63,758,980)		(53,999,809)	(76,776,635)
Depreciation of the year	115,320,685		114,793,386	129,115,727
Ending balance	632,871,206		680,244,317	645,671,737
Accumulated depreciation [member] | Network in operation in operation and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	580,370,101		560,005,547	552,345,509
Retirements	(25,726,856)		(24,954,514)	(28,712,096)
Transfers	(62,050,212)
Effect of translation of foreign subsidiaries	(58,055,450)		(47,778,627)	(67,907,227)
Depreciation of the year	96,729,723		93,097,695	104,279,361
Ending balance	531,267,306		580,370,101	560,005,547
Accumulated depreciation [member] | Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90,332,191		76,533,494	63,359,529
Retirements	(9,317,821)		(695,425)	(2,418,837)
Effect of translation of foreign subsidiaries	(5,120,175)		(4,754,982)	(6,579,983)
Depreciation of the year	16,549,822		19,249,104	22,172,785
Ending balance	92,444,017		90,332,191	76,533,494
Accumulated depreciation [member] | Spare parts for operation of the network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,717		321,747	575,393
Retirements	(176,131)		(283,986)	(160,696)
Effect of translation of foreign subsidiaries	38,898		(79,226)	(131,429)
Depreciation of the year	135,000		116,182	38,479
Ending balance	72,484		74,717	321,747
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,467,308		8,810,949	10,655,285
Retirements	(1,663,796)		(287,072)	(2,311,442)
Effect of translation of foreign subsidiaries	(622,253)		(1,386,974)	(2,157,996)
Depreciation of the year	1,906,140		2,330,405	2,625,102
Ending balance	$ 9,087,399		$ 9,467,308	$ 8,810,949